REPORTING ENTITY - Spin off BAC Holding - Realization of other comprehensive income (Details) - COP ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Comprehensive Income items which were reclassified to profit or loss
Hedged items		$ (797,514)	$ (6,675,329)	$ 2,565,637
Hedging derivative instruments			4,051,499	(403,983)
Hedging non-derivative instruments		760,997	2,549,821	(1,198,919)
Foreign currency translation differences from unhedged foreign operations		(409,671)	1,356,213	(180,798)
Unrealized gains on debt securities at FVOCI		1,795,666	(2,187,495)	(1,346,315)
Income tax expense		(818,733)	(1,926,071)	1,089,263
Total other comprehensive income that will be reclassified to profit or loss, net of tax		$ 458,930	(2,752,028)	$ 532,019
BAC Holding International Corp
Other Comprehensive Income items which were reclassified to profit or loss
Total other comprehensive income that will be reclassified to profit or loss, net of tax			$ 1,429,325
BAC Holding International Corp | Ifrs Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Other Comprehensive Income items which were reclassified to profit or loss
Hedged items	$ 6,551,200
Hedging derivative instruments	(4,013,210)
Hedging non-derivative instruments	(2,761,143)
Foreign currency translation differences from unhedged foreign operations	(1,267,033)
Unrealized gains on debt securities at FVOCI	98,947
Income tax expense	2,443,861
Total other comprehensive income that will be reclassified to profit or loss, net of tax	1,052,622
Total other comprehensive income that will be reclassified to profit or loss, net of tax - Attributable to owners of the parent	723,535
Total reclassifications of Other Comprehensive Income to profit or loss - Attributable to non-controlling interest	329,087
Total reclassifications of Other Comprehensive Income to retained earnings	(7,735)
Total reclassifications of Other Comprehensive Income to retained earnings - Attributable to owners of the parent	(5,317)
Total reclassifications of Other Comprehensive Income to retained earnings - Attributable to non-controlling interest	$ (2,418)
Proportion of ownership interest in subsidiary	68.74%